Post-Employment and Other Non-current Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Summary of Long-term Assumptions	In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2025	2024	2023
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	9.5%	10.5%	10.2%
Salary increase: (Non-Union/Union)	4.7%	4.8%	4.8%
Future pension increase	3.8%	3.8%	3.8%
Biometric:
Mortality	EMSSA 2009	EMSSA 2009 (1)	EMSSA 2009 (1)
Disability	IMSS 97 (2)	IMSS 97 (2)	IMSS 97 (2)
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007 (3)	BMAR2007 (3)	BMAR2007 (3)
(1) EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2) IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3) BMAR. Actuary experience
Summary of Defined Benefit Plan Expected Future Benefit Payments
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2026	Ps. 622	Ps. 117
2027	346	82
2028	326	92
2029	346	101
2030	330	113
2031-2034	2,743	675

Balances of Liabilities for Post-employment and Other Non-current Employee Benefits	Balances of the liabilities for post-employment and other non-current employee benefits

	2025	2024
Pension and Retirement Plans:
Vested benefit obligation	Ps. 943	Ps. 978
Non-vested benefit obligation	2,694	2,506
Accumulated benefit obligation	3,637	3,484
Excess of projected defined benefit obligation over accumulated benefit obligation	1,939	1,600
Defined benefit obligation	5,576	5,084
Pension plan funds at fair value	(1,514)	(1,429)
Net defined benefit liability	Ps. 4,062	Ps. 3,655

Seniority Premiums:
Vested benefit obligation	Ps. 602	Ps. 500
Non-vested benefit obligation	449	445
Accumulated benefit obligation	1,051	945
Excess of projected defined benefit obligation over accumulated benefit obligation	681	393
Defined benefit obligation	1,732	1,338
Seniority premium plan funds at fair value	(260)	(126)
Net defined benefit liability	Ps. 1,472	Ps. 1,212
Total post-employment and other non-current employee benefits	Ps. 5,534	Ps. 4,867

Summary of Trust Assets
Trust assets consist of fixed and variable return financial instruments recorded at fair value, which are invested as follows:

Type of instrument	2025	2024
Fixed return:
Traded securities	25%	19%
Life annuities	15%	17%
Bank instruments	6%	5%
Federal government instruments	36%	42%
Variable return:
Publicly traded shares	18%	17%
Total	100%	100%

Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statement of Changes in Equity	Amounts recognized in the consolidated income statements and the consolidated statements of changes in equity

	Consolidated income statement				Accumulated OCI
2025	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 284	Ps. 40	Ps. (49)	Ps. 269	Ps. 1,467
Seniority premiums	137	2	(3)	122	618
Total	Ps. 421	Ps. 42	Ps. (52)	Ps. 391	Ps. 2,085
	Consolidated Income statement				Accumulated OCI
2024	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 235	Ps. 93	Ps. (107)	Ps. 224	Ps. 1,299
Seniority premiums	96	39	(8)	81	355
Total	Ps. 331	Ps. 132	Ps. (115)	Ps. 305	Ps. 1,654
	Consolidated Income statement				Accumulated OCI
2023	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 233	Ps. 155	Ps. (126)	Ps. 222	Ps. 625
Seniority premiums	87	8	(7)	75	122
Total	Ps. 320	Ps. 163	Ps. (133)	Ps. 297	Ps. 747

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income
Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2025	2024	2023
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps. 1,654	Ps. 747	Ps. 912
Recognized during the year (obligation liability and plan assets)	482	931	101
Actuarial (gains) losses arising from changes in financial assumptions	137	(185)	(148)
Actuarial gains arising from changes in demographic assumptions	—	—	(5)
Foreign exchange rate valuation (gain) loss	(188)	161	(101)
Effect on settlement	—	—	(12)
Total remeasurement recognized during the year	431	907	(165)
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps. 2,085	Ps. 1,654	Ps. 747

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment	Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2025	2024	2023
Pension and Retirement Plans:
Balance at beginning of year	Ps. 5,084	Ps. 4,028	Ps. 4,199
Current service cost	284	235	233
Effect of curtailment	(50)	(108)	(144)
Interest expense	419	361	346
Actuarial (gains) or losses	492	726	(214)
Foreign exchange (gain) loss	(177)	203	(151)
Benefits paid	(534)	(462)	(378)
Past service cost	39	101	137
Recovery of insured benefits	19	—	—
Balance at end of year	Ps. 5,576	Ps. 5,084	Ps. 4,028

Seniority Premiums:
Balance at beginning of year	Ps. 1,338	Ps. 958	Ps. 926
Current service cost	137	96	87
Effect of curtailment	(10)	(8)	(14)
Interest expense	134	97	88
Actuarial (gains) or losses	268	339	29
Benefits paid	(271)	(183)	(166)
Past service cost	3	39	8
Plan ammendments	133	—	—
Balance at end of year	Ps. 1,732	Ps. 1,338	Ps. 958

Summary of Changes in the Balance of Plan Assets	Changes in the balance of trust assets

	2025	2024	2023
Pension and retirement plans:
Balance at beginning of year	Ps. 1,429	Ps. 1,303	Ps. 1,288
Actual return on trust assets	85	142	41
Foreign exchange gain	—	6	(4)
Life annuities	—	(22)	9
Plan amendments	—	—	(31)
Balance at end of year	Ps. 1,514	Ps. 1,429	Ps. 1,303

Seniority premiums
Balance at beginning of year	Ps. 126	Ps. 123	Ps. 128
Actual return on trust assets	134	3	(5)
Balance at end of year	Ps. 260	Ps. 126	Ps. 123

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability
The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans for post-employment and other non-current employee benefits. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and yield curve projections of long-term Mexican government bonds - CETES:

+1.0%			Consolidated income statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 273	Ps. 35	Ps. (46)	Ps. 245	Ps. 1,868
Seniority premiums	Ps. 120	Ps. 2	Ps. (2)	Ps. 111	Ps. 693
Total	Ps. 393	Ps. 37	Ps. (48)	Ps. 356	Ps. 2,561
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 310	Ps. 40	Ps. (54)	Ps. 309	Ps. 2,087
Seniority premiums	Ps. 135	Ps. 2	Ps. (3)	Ps. 125	Ps. 770
Total	Ps. 445	Ps. 42	Ps. (57)	Ps. 434	Ps. 2,857

- 1.0%			Consolidated income statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 293	Ps. 40	Ps. (54)	Ps. 295	Ps. 2,109
Seniority premiums	Ps. 137	Ps. 2	Ps. (3)	Ps. 135	Ps. 819
Total	Ps. 430	Ps. 42	Ps. (57)	Ps. 430	Ps. 2,928
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 265	Ps. 35	Ps. (46)	Ps. 247	Ps. 1,884
Seniority premiums	Ps. 121	Ps. 2	Ps. (3)	Ps. 118	Ps. 732
Total	Ps. 386	Ps. 37	Ps. (49)	Ps. 365	Ps. 2,616

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements
For the years ended December 31, 2025, 2024 and 2023, employee benefits expenses recognized in the consolidated income statements are as follows:

	2025	2024	2023
Included in cost of goods sold:
Wages and salaries	Ps. 6,456	Ps. 6,100	Ps. 5,204
Social security costs	2,161	1,989	1,628
Employee profit sharing	200	242	139
Pension and seniority premium costs (See Note 15.4)	38	22	24
Share-based payment expense (See Note 16.2)	5	1	8
Included in selling expenses:
Wages and salaries	25,397	23,389	20,090
Social security costs	7,776	7,079	5,912
Employee profit sharing	1,410	1,315	756
Pension and seniority premium costs (See Note 15.4)	287	223	232
Share-based payment expense (See Note 16.2)	56	65	—
Included in administrative expenses:
Wages and salaries	4,445	4,213	3,090
Social security costs	1,034	913	750
Employee profit sharing	337	92	164
Pension and seniority premium costs (See Note 15.4)	86	65	95
Share-based payment expense (See Note 16.2)	346	302	311
Total employee benefits expense	Ps. 50,034	Ps. 46,010	Ps. 38,403